UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2004

Date of reporting period: July 31, 2004

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Item 1. Schedule of Investments.

National Asset Management Core Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2004

Shares	COMMON STOCKS: 99.08%	Market Value

	Aluminum: 1.37%
3,780	Alcoa, Inc.	$ 121,073

	Basic Industry: 6.50%
2,570	Air Products and Chemicals, Inc.	132,997
2,154	Emerson Electric Co.	130,748
5,080	Praxair, Inc.	200,406
1,760	Weyerhaeuser Co.	109,120
		573,271

	Banks: 5.21%
5,286	Citigroup, Inc.	233,060
2,900	JPMorgan Chase & Co.	108,257
4,120	The Bank of New York Co., Inc.	118,368
		459,685
	Biotechnology: 1.10%
1,710	Amgen*	97,265

	Capital Goods: 10.10%
1,610	Deere & Co.	101,124
7,567	General Electric Co.	251,603
4,380	Honeywell International, Inc.	164,732
2,620	Ingersoll-Rand Co. - Class A#	179,968
2,070	United Technologies Corp.	193,545
		890,972

	Chemicals - Diversified: 2.32%
2,670	E.I. Du Pont de Nemours and Co.	114,463
1,530	PPG Industries, Inc.	90,193
		204,656

	Consumer Cyclical: 7.32%
2,510	Bed Bath & Beyond, Inc. *	88,829
3,710	Lowes Companies	180,751
4,200	Target Corp.	183,120
3,366	The Home Depot, Inc.	113,501
1,502	Wal-Mart Stores, Inc.	79,621
		645,822

	Consumer Staples: 4.60%
1,870	PepsiCo, Inc.	93,500
1,920	The Procter & Gamble Co.	100,128
5,830	Walgreen Co.	212,212
		405,840

	Diversified Manufacturing: 4.21%
3,680	Eaton Corp.	237,875
1,480	Illinois Tool Works	133,970
		371,845

See Accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS at July 31, 2004, Continued

Shares		Market Value

	E-Commerce: 1.36%
1,530	eBay, Inc.*	$ 119,845

	Finance: 14.96%
4,021	Fannie Mae	285,330
5,730	MBNA Corp.	141,474
2,930	Merrill Lynch & Co., Inc.	145,680
4,147	Morgan Stanley	204,571
3,758	Radian Group, Inc.	172,943
2,410	The Goldman Sachs Group, Inc.	212,538
3,810	The PMI Group, Inc.	157,086
		1,319,622

	Healthcare: 9.58%
6,685	Johnson & Johnson	369,480
2,750	Medtronic, Inc.	136,592
10,620	Pfizer, Inc.	339,415
		845,487

	Jewelry: 0.79%
1,940	Tiffany & Co.	69,355

	Medical Instruments: 0.95%
2,200	Boston Scientific Corp.*	84,172

	Multimedia: 1.08%
2,850	Viacom, Inc.	95,732

	Paper & Related Products: 1.32%
2,690	International Paper Co.	116,289

	Pharmaceutical: 1.01%
2,510	Wyeth	88,854

	Semiconductor & Related: 1.22%
6,320	Applied Materials, Inc.*	107,250

	Software: 1.33%
2,510	Symantec Corp.*	117,368

	Technology: 21.27%
5,030	Altera Corp.*	104,725
13,162	Cisco Systems, Inc.*	274,559
5,310	Dell Computer Corp.*	188,346
3,680	EMC Corp.*	40,370
8,398	Intel Corp.	204,743
1,320	International Business Machines	114,932
5,520	Jabil Circuit, Inc.*	120,060
3,370	Linear Technology Corp.	131,767
1,610	Maxim Integrated Products, Inc.	77,441
10,620	Microsoft Corp.	302,245
8,550	Oracle Corp.*	89,860
1,450	QUALCOMM, Inc.	100,166
5,990	Texas Instruments Inc.	127,767
		1,876,981

	Technology - Data Processing: 1.48%
2,930	First Data	130,707

	Total Common Stocks (Cost $8,469,810)	8,742,091

See Accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS at July 31, 2004, Continued

Shares	SHORT-TERM INVESTMENTS: 1.16%	Market Value

102,472	Federated Cash Trust Series II (Cost $102,472)	102,472

	Total Investment in Securities (Cost $8,572,282): 100.24%	8,844,563
	Liabilities in Excess of Other Assets: (0.24%)	(21,348)
	Net Assets: 100.00%	$ 8,823,215

* Non-income producing security.
# U.S. security of foreign issuer.

See Accompanying Notes to Financial Statements.

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Item 2. Controls and Procedures.

(a)	The Registrantäs President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/21/04

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/20/04

* Print the name and title of each signing officer under his or her signature.

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